Cover	Jul. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity File Number	000-06814
Entity Registrant Name	US ENERGY CORP
Entity Central Index Key	0000101594
Entity Tax Identification Number	83-0205516
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1616 S. Voss
Entity Address, Address Line Two	Suite 725
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	(303)
Local Phone Number	993-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	USEG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false